Summary of Significant Accounting Policies (Details)			12 Months Ended
		Sep. 27, 2024 USD ($) $ / shares shares	Mar. 31, 2025 CNY (¥) shares	Mar. 31, 2025 CNY (¥) shares	Mar. 31, 2025 CNY (¥) segment shares	Mar. 31, 2024 CNY (¥) shares	Mar. 31, 2023 CNY (¥)	Mar. 31, 2025 USD ($) $ / shares shares	Oct. 31, 2024 shares	Mar. 31, 2024 $ / shares
Summary of Significant Accounting Policies [Line Items]
Ordinary share stock issued (in Shares)	[1]		20,766,531	20,766,531	20,766,531	19,022,795		20,766,531
Ordinary share stock par value (in Dollars per share) | $ / shares	[1]							$ 0.0002		$ 0.0002
Advance to suppliers (in Yuan Renminbi) | ¥						¥ 2,724,906
Late fees				0.05%
Late fee charge of social insurance (in Yuan Renminbi) | ¥			11,100,000	¥ 11,100,000	¥ 11,100,000	¥ 10,700,000	¥ 9,900,000
Public warrants (in Shares)									0.1
Statutory income tax rate				25.00%		25.00%	25.00%
Number of operating segment				1	1
Bank			¥ 500,000	¥ 500,000	¥ 500,000			$ 69,655
Patents [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives			15 years	15 years	15 years			15 years
Computer Software, Intangible Asset [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives			10 years	10 years	10 years			10 years
United States [Member]
Summary of Significant Accounting Policies [Line Items]
Convenience translation rate			1	1	1			1
Statutory income tax rate				21.00%
State income tax rate				8.25%
China [Member]
Summary of Significant Accounting Policies [Line Items]
Convenience translation rate			7.1782	7.1782	7.1782			7.1782
Statutory income tax rate				25.00%
Singapore [Member]
Summary of Significant Accounting Policies [Line Items]
Statutory income tax rate				17.00%
Philippines [Member]
Summary of Significant Accounting Policies [Line Items]
Statutory income tax rate				20.00%
Subject to income tax rate				20.00%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Amortization term			48 years 9 months	48 years 9 months	48 years 9 months			48 years 9 months
Minimum [Member] | Share Consolidation [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary share stock issued (in Shares)		10
Ordinary share stock par value (in Dollars per share) | $ / shares		$ 0.00002
Divided share value (in Dollars) | $		$ 50,000
Ordinary shares divided (in Shares)		2,500,000,000
Common stock divided par value (in Dollars per share) | $ / shares		$ 0.00002
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Amortization term			50 years	50 years	50 years			50 years
Maximum [Member] | Share Consolidation [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary share stock issued (in Shares)		1
Ordinary share stock par value (in Dollars per share) | $ / shares		$ 0.0002
Divided share value (in Dollars) | $		$ 50,000
Ordinary shares divided (in Shares)		250,000,000
Common stock divided par value (in Dollars per share) | $ / shares		$ 0.0002
Public Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Public warrants (in Shares)			10,750,000	10,750,000	10,750,000			10,750,000
Private Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Public warrants (in Shares)			6,000,000	6,000,000	6,000,000			6,000,000

[1]	Gives retroactive effect to the Share Consolidation in October 2024.